Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income [abstract]
Net income for the year	$ 23,796,000	$ 33,990,000
Items that will remain permanently in other comprehensive income:
Change in fair value of marketable securities, net of $nil tax		(69,000)
Items that may in the future be reclassified to profit or loss:
Change in fair value of hedging instruments, net of $nil tax	(665,000)	(156,000)
Total other comprehensive loss for the year	(665,000)	(225,000)
Comprehensive income for the year	23,131,000	33,765,000
Changes in fair value of marketable securities, tax	0	0
Changes in fair value of hedging instruments, tax	$ 0	$ 0